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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Ltd.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Donna Gindrup     Galveston, Texas       October 18, 2006


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          59

Form 13F Information Table Value Total:    $129,906 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
30-SEP-06


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                        COM    00206R102     2577       79160  SH            Sole               79160
Alcoa Inc                        COM    013817101     2288       81590  SH            Sole               81590
Allstate Corp.                   COM    020002101     2297       36620  SH            Sole               36620
Alltel Corp.                     COM    020039103    22522      405798  SH            Sole              405798
American Intl Group              COM    026874107     2161       32612  SH            Sole               32612
Applebees Intl Inc               COM    037899101      980       45550  SH            Sole               45550
Avis Budget Group                COM    053774105      205       11230  SH            Sole               11230
Bank of America Corp.            COM    060505104     5241       97833  SH            Sole               97833
BellSouth Corp                   COM    079860102     2654       62085  SH            Sole               62085
Borders Group Inc                COM    099709107     1269       62200  SH            Sole               62200
Cullen Frost Bankers             COM    229899109     5288       91456  SH            Sole               91456
DiamondrockHspCoREIT             COM    252784301      479       28860  SH            Sole               28860
Dow Chemical Co                  COM    260543103     3095       79395  SH            Sole               79395
Ener Conv Devices Inc            COM    292659109      806       21766  SH            Sole               21766
Ensco International              COM    26874Q100     1174       26790  SH            Sole               26790
Enzo Biochem Inc.                COM    294100102      670       55001  SH            Sole               55001
Exxon Mobil Corp.                COM    30231G102      317        4725  SH            Sole                4725
Family Dollar Stores Inc         COM    307000109      419       14345  SH            Sole               14345
Fannie Mae                       COM    313586109     5232       93587  SH            Sole               93587
Freddie Mac                      COM    313400301     2920       44020  SH            Sole               44020
Gannett Company Inc              COM    364730101     3463       60935  SH            Sole               60935
Gap Inc. (The)                   COM    364760108     1941      102440  SH            Sole              102440
General Mills Inc                COM    370334104     1256       22190  SH            Sole               22190
Georgia Gulf Corp.               COM    373200203      932       34000  SH            Sole               34000
Home Depot Inc                   COM    437076102     2399       66140  SH            Sole               66140
IBM Corporation                  COM    459200101     1876       22900  SH            Sole               22900
Johnson & Johnson                COM    478160104     1359       20925  SH            Sole               20925
Johnson Controls Inc             COM    478366107      589        8215  SH            Sole                8215
Lincoln National Corp.           COM    534187109     1347       21692  SH            Sole               21692
Manpower Inc.                    COM    56418H100      458        7475  SH            Sole                7475
Marsh & McLennan                 COM    571748102     4022      142865  SH            Sole              142865
Morgan Stanley                   COM    617446448     2196       30120  SH            Sole               30120
NiSource Inc.                    COM    65473P105     1950       89680  SH            Sole               89680
Noble Energy Inc.                COM    655044105      428        9394  SH            Sole                9394
Patterson-UTI Enrgy Inc          COM    703481101     2133       89755  SH            Sole               89755
Pfizer, Inc.                     COM    717081103     4953      174655  SH            Sole              174655
Realogy Corporation              COM    75605E100      637       28074  SH            Sole               28074
Sara Lee Corporation             COM    803111103      849       52840  SH            Sole               52840
Southern Union Co                COM    844030106     1912       72410  SH            Sole               72410
Team Inc                         COM    878155100      494       19700  SH            Sole               19700
Ventas Inc.REIT                  COM    92276F100     1184       30711  SH            Sole               30711
Verizon Comm. Inc.               COM    92343V104     2848       76705  SH            Sole               76705
Washington Federal, Inc.         COM    938824109     1776       79138  SH            Sole               79138
Wyeth                            COM    983024100     1718       33795  SH            Sole               33795
Wyndham Worldwide                COM    98310W108      628       22460  SH            Sole               22460
Zions Bancorp                    COM    989701107      612        7670  SH            Sole                7670
Barclays Plc ADR                        06738E204     1915       37715  SH            Sole               37715
Can. Natl. Railway Co.                  136375102      794       18930  SH            Sole               18930
Canon Inc ADR                           138006309     1896       36262  SH            Sole               36262
Ingersoll-Rand Co                       G4776G101      922       24275  SH            Sole               24275
Nissan Motor Co Ltd                     654744408     2415      107520  SH            Sole              107520
Nokia Corporation                       654902204     4500      228540  SH            Sole              228540
RenaissanceRe HlgLtd                    G7496G103     2370       42630  SH            Sole               42630
Royal DSM NV ADR                        780249108     1859      169692  SH            Sole              169692
Sappi Ltd. ADR                          803069202     1141       89610  SH            Sole               89610
XL Capital Ltd.                         G98255105     3402       49522  SH            Sole               49522
Alliance Worldwide Privatizati          01879X103      310    17746.92  SH            Sole            17746.92
MrgnStnly AsiaPacific Fd                61744U106      622       37000  SH            Sole               37000
MrgnStnly India Invstmnt Fd             61745C105     1204       26000  SH            Sole               26000
REPORT SUMMARY                    59 DATA RECORDS   129906                       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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